Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Inducement Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.44
Maximum Aggregate Offering Price	$ 3,440,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 527
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), which become issuable under the Registrant’s 2023 Inducement Plan (the “Inducement Plan”) by reason of any stock split, stock dividend, recapitalization, or other similar transaction. This estimate is made pursuant to Rule 457(h) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on August 1, 2025 as reported on the Nasdaq Capital Market. Represents the number of shares of Common Stock available for issuance under the Inducement Plan being registered hereunder.